UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Spartan®

New York Municipal
Money Market Fund

and

Fidelity®
New York Municipal
Money Market Fund

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Spartan New York Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New York Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/03	% of fund's investments 1/31/03	% of fund's investments 7/31/02
0 - 30	79.9	64.9	66.7
31 - 90	3.4	13.3	10.4
91 - 180	6.7	8.8	6.8
181 - 397	10.0	13.0	16.1
Weighted Average Maturity
	7/31/03	1/31/03	7/31/02
Spartan New York Municipal Money Market Fund	44 Days	58 Days	69 Days
New York Tax-Free Retail Money Market Funds Average*	47 Days	44 Days	53 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
Variable Rate Demand Notes (VRDNs) 62.3%	Variable Rate Demand Notes (VRDNs) 57.4%
Commercial Paper (including CP Mode) 6.8%	Commercial Paper (including CP Mode) 9.0%
Tender Bonds 2.2%	Tender Bonds 2.3%
Municipal Notes 15.0%	Municipal Notes 21.6%
Fidelity Municipal Cash Central Fund 4.4%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 5.6%	Other Investments 4.3%
Net Other Assets 3.7%	Net Other Assets 5.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New York Municipal Money Market Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.3%
	Principal Amount	Value (Note 1)
New York - 89.2%
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. Series 2000 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 2,450,000	$ 2,450,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 0.9%, LOC HSBC Bank USA, VRDN (b)(e)	2,300,000	2,300,000
Cold Spring Hbr. Central School District TAN 1.5% 6/30/04	4,000,000	4,019,864
Commack Union Free School District BAN 2% 11/21/03	12,000,000	12,020,657
Deer Park Union Free School District TAN 1.5% 6/30/04	6,000,000	6,028,151
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 0.9%, LOC HSBC Bank USA, VRDN (b)(e)	3,900,000	3,900,000
Grand Island Central School District BAN 2% 10/17/03	3,600,000	3,603,812
Hempstead Town Gen. Oblig. BAN Series A, 2% 2/6/04	10,800,000	10,846,976
Herkimer County Indl. Dev. Agcy. (H.M. Quackenbush, Inc. Proj.) Series 1988 A, 0.9%, LOC HSBC Bank USA, VRDN (b)(e)	175,000	175,000
Ithaca City Gen. Oblig. BAN 1.75% 1/16/04	4,917,614	4,929,893
Long Island Pwr. Auth. Elec. Sys. Rev.:
Participating VRDN:
Series Merlots 98 65, 0.88% (Liquidity Facility Morgan Stanley) (b)(g)	4,995,000	4,995,000
Series Merlots 98 66, 0.88% (Liquidity Facility Morgan Stanley) (b)(g)	1,045,000	1,045,000
Series ROC II R65, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,795,000	2,795,000
Sub Series 2B, 0.85%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	4,000,000	4,000,000
Massapequa Union Free School District TAN 1.5% 6/29/04	1,750,000	1,759,457
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	12,300,000	12,300,000
Series EGL 02 6007, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	2,700,000	2,700,000
Series EGL 98 3203, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	4,900,000	4,900,000
Series EGL 98 3204, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	4,100,000	4,100,000
Series Floaters 01 704, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	14,021,000	14,021,000
Series PA 1098, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,400,000	3,400,000
Metro. Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6021, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Rev. Participating VRDN: - continued
Series EGL 02 6023, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 5,200,000	$ 5,200,000
Series FRRI 02 F, 0.9% (Liquidity Facility Bank of New York NA) (b)(g)	1,600,000	1,600,000
Series MSTC 7001, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	3,500,000	3,500,000
Series PA 1036, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,995,000	6,995,000
Series PA 1040, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,000,000	3,000,000
Series PA 1167, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,670,000	11,670,000
Series PT 1103, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,400,000	6,400,000
Series PT 1725, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,200,000	3,200,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series Merlots 02 A43, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,410,000	2,410,000
Series MS 01 686, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	11,035,000	11,035,000
Metro. Trans. Auth. Transit Facilities Rev.:
Series A:
1.05% 8/5/03, LOC ABN-AMRO Bank NV, CP	27,000,000	27,000,000
1.1% 9/8/03, LOC ABN-AMRO Bank NV, CP	6,500,000	6,500,000
Series B, 1.08% 8/12/03, LOC ABN-AMRO Bank NV, CP	3,900,000	3,900,000
Monroe County Arpt. Auth. Arpt. Rev. Bonds Series Putters 123, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	3,365,000	3,365,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 0.9%, LOC HSBC Bank USA, VRDN (b)(e)	800,000	800,000
(AJL Manufacturing Proj.) Series 1996 A, 1.05%, LOC Key Bank NA, VRDN (b)(e)	2,000,000	2,000,000
(Flower City Proj.) 1.05%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,600,000	2,600,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 0.95% (Liquidity Facility Societe Generale) (b)(g)	8,450,000	8,450,000
New York City Gen. Oblig.:
Bonds:
Series 2002 A, 3% 8/1/03	8,900,000	8,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Bonds:
Series A:
3.5% 11/1/03	$ 2,950,000	$ 2,963,992
3.5% 11/1/03 (Escrowed to Maturity) (f)	2,050,000	2,059,723
Series B, 3% 8/1/03	8,880,000	8,880,000
Series C, 3% 8/1/03	12,305,000	12,305,000
Series D, 5.25% 8/1/03	1,000,000	1,000,000
Series G, 4% 8/1/03	9,800,000	9,800,000
Participating VRDN:
Series MS 01 525, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	6,190,000	6,190,000
Series SGB 35, 0.9% (Liquidity Facility Societe Generale) (b)(g)	3,800,000	3,800,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (East 17th Street Properties, Inc. Proj.) Series 1993 A, 0.86%, LOC RaboBank Nederland Coop. Central, VRDN (b)	2,300,000	2,300,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. Participating VRDN Series PT 459, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,150,000	4,150,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 3207, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	7,115,000	7,115,000
Series Merlots 00 DDD, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,985,000	3,985,000
Series PA 1022, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,000,000	9,000,000
Series PA 921, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	25,970,000	25,970,000
Series PA 960, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,395,000	11,395,000
Series ROC II R1015, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	4,280,000	4,280,000
Series ROC II R3, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	5,000,000	5,000,000
Series SGB 25, 0.88% (Liquidity Facility Societe Generale) (b)(g)	13,200,000	13,200,000
Series 1, 1.05% 8/8/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	11,200,000	11,200,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series FRRI 02 L21, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	8,975,000	8,975,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Merlots 99 G, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	$ 11,300,000	$ 11,300,000
Series Merlots A40, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,165,000	5,165,000
Series Merlots B35, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,800,000	2,800,000
Series MS 00 433, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	2,217,500	2,217,500
Series MS 01 698, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	20,935,000	20,935,000
Series PT 1716, 0.88% (Liquidity Facility WestLB AG) (b)(g)	5,935,000	5,935,000
Series PT 1839, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,710,000	6,710,000
Series PT 1864, 0.88% (Liquidity Facility BNP Paribas SA) (b)(g)	7,500,000	7,500,000
Series PT 647, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,800,000	9,800,000
Series ROC II R1039, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,400,000	2,400,000
BAN 2.5% 11/6/03	24,200,000	24,264,250
Series 2003 2B, 0.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	10,800,000	10,800,000
Series 2003 3H, 0.85% (Liquidity Facility Bank of New York NA), VRDN (b)	14,000,000	14,000,000
New York State Dorm. Auth. Revs.:
Bonds Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (b)(g)(h)	5,200,000	5,200,000
Participating VRDN:
Series FRRI 02 L25J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	8,500,000	8,500,000
Series Merlots 00 A30, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,865,000	8,865,000
Series Merlots 00 G, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,000,000	8,000,000
Series Merlots 00 X, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	4,000,000	4,000,000
Series Merlots 01 A65, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	3,495,000	3,495,000
Series Merlots 02 A56, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	22,470,000	22,470,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Facilities Proj.) Sub Series 2003 D2D, 0.8% (AMBAC Insured), VRDN (b)	$ 8,300,000	$ 8,300,000
0.9% 1/2/04, CP	3,080,000	3,080,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.) Series 1985 D, 1.8%, tender 12/1/03, LOC Fleet Nat'l. Bank (b)	6,600,000	6,601,917
Participating VRDN Series MS 181, 0.91% (Liquidity Facility Morgan Stanley) (b)(e)(g)	4,000,000	4,000,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series MS 731, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	8,200,000	8,200,000
Series ROC II R4001, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	6,525,000	6,525,000
Series ROCS RR II R1062, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	13,925,000	13,925,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	2,085,000	2,085,000
New York State Gen. Oblig. Bonds Series 2003 A, 2% 3/15/04	8,845,000	8,892,263
New York State Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.83%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,000,000	5,000,000
(66 West 38th Street Proj.) Series A, 0.88%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	3,200,000	3,200,000
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.85%, LOC Fannie Mae, VRDN (b)(e)	2,500,000	2,500,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,200,000	12,200,000
Series 2001 A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	2,500,000	2,500,000
(Worth Street Hsg. Proj.):
Series 2001 A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	11,000,000	11,000,000
Series A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,900,000	10,900,000
Series 2000 A, 0.88%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	8,300,000	8,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 0.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 2,325,000	$ 2,325,000
New York State Mtg. Agcy. Rev. Participating VRDN:
Series Merlots 00 B, 0.94% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	6,830,000	6,830,000
Series Merlots 00 PP, 0.94% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	4,835,000	4,835,000
Series Merlots 97 J, 0.94% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	13,740,000	13,740,000
Series PA 410, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,670,000	4,670,000
Series PT 322, 0.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,265,000	4,265,000
Series Putters 196, 0.91% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	2,520,000	2,520,000
New York State Pwr. Auth. & Gen. Purp. Rev.:
Participating VRDN Series MS 01 737, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	9,500,000	9,500,000
Series 1:
0.8% 8/1/03, CP	12,700,000	12,700,000
1.1% 8/13/03, CP	6,500,000	6,500,000
Series 2, 0.85% 8/6/03, CP	4,390,000	4,390,000
New York State Thruway Auth. Gen. Rev.:
Participating VRDN Series SG 121, 0.88% (Liquidity Facility Societe Generale) (b)(g)	6,565,000	6,565,000
BAN 1.125% 3/25/04	11,800,000	11,800,952
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series B, 1.5% 4/1/04	6,000,000	6,026,521
Participating VRDN:
Series EGL 03 0017, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	13,965,000	13,965,000
Series MS 01 691, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	18,282,500	18,282,500
Series MSTC 9045, 0.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	2,800,000	2,800,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 00 3205, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	6,325,000	6,324,441
Series EGL 00 3208, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	$ 2,700,000	$ 2,700,000
Northport-East Northport Union Free School District BAN Series B, 1.15% 10/30/03	6,826,000	6,826,806
Oswego County Indl. Dev. Agcy. Indl. Rev. (Engraph, Inc. Proj.) Series 1989, 0.95%, LOC Suntrust Bank, VRDN (b)(e)	1,220,000	1,220,000
Port Washington Union Free School District:
BAN 1.5% 7/8/04	10,000,000	10,055,505
TAN 1.25% 6/24/04	3,000,000	3,008,498
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.94%, LOC European American Bank Uniondale, VRDN (b)(e)	2,300,000	2,300,000
Rochester Gen. Oblig. BAN Series II, 2.25% 10/23/03	11,600,000	11,615,685
Rockland County Indl. Dev. Agcy. Indl. Dev. Rev. (INSL-X Prod. Corp. Proj.) Series 1990, 0.9%, LOC Bank of New York NA, VRDN (b)(e)	1,600,000	1,600,000
Rockville Ctr. Union Free School District TAN 1.5% 6/29/04	4,000,000	4,019,802
Saint Lawrence County Indl. Dev. Agcy. Poll. Cont. Rev. (Aluminum Co. of America Proj.) Series B, 1.25%, VRDN (b)	5,000,000	5,000,000
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.3%, VRDN (b)(e)	4,250,000	4,250,000
Schenectady County Indl. Dev. Agcy. Rev. (Super Steel Schenectady Proj.) Series 1996 A, 0.95%, LOC Key Bank NA, VRDN (b)(e)	1,800,000	1,800,000
Smithtown Central School District TAN 1.5% 6/29/04 (a)	8,000,000	8,038,960
South Huntington Union Free School District TAN 1.5% 6/30/04	5,000,000	5,027,114
Suffolk County Gen. Oblig. TAN 2.25% 9/9/03	7,000,000	7,005,523
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 0.95%, LOC Key Bank NA, VRDN (b)	2,400,000	2,400,000
Syracuse Gen. Oblig. RAN Series B, 1.75% 6/30/04, LOC Bank of New York NA	5,700,000	5,742,210
Tobacco Settlement Fing. Corp. Participating VRDN:
Series ROCS RR II R2033, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	3,450,000	3,450,000
Series ROCS RR II R2034, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,965,000	2,965,000
Series ROCS RR II R4508, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,325,000	2,325,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 6,000,000	$ 6,000,000
Series EGL 03 0004 Class A, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	4,500,000	4,500,000
Series MSTC 02 207, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	9,995,000	9,995,000
Series PA 1074, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	7,000,000	7,000,000
Series ROC II R1008, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	3,190,000	3,190,000
Series ROC II R1032, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	5,360,000	5,360,000
Series ROCS RR II R2013, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	3,870,000	3,870,000
Series SGB 43, 0.88% (Liquidity Facility Societe Generale) (b)(g)	5,500,000	5,500,000
West Irondequoit Central School District BAN 2% 9/3/03	7,500,000	7,503,472
Williamsville Central School District BAN 1.25% 6/24/04	13,080,000	13,126,438
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka College Proj.) Series 2003 A, 0.9%, LOC Key Bank NA, VRDN (b)	3,650,000	3,650,000
Yonkers Gen. Oblig.:
Bonds Series A, 6% 8/1/04 (FGIC Insured)	1,020,000	1,070,827
RAN 2% 5/14/04, LOC Bank of New York NA	4,500,000	4,537,093
		992,841,802
New York & New Jersey - 2.7%
Port Auth. of New York & New Jersey:
Bonds:
Series MS 766, 1.3%, tender 12/18/03 (Liquidity Facility Morgan Stanley) (b)(g)(h)	4,245,000	4,245,000
Series PA 1038R, 1.05%, tender 12/11/03 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	4,995,000	4,995,000
Series 1991 3, 0.9%, VRDN (b)(e)(h)	9,800,000	9,800,000
Series 1996 5, 0.9%, VRDN (b)	4,800,000	4,800,000
Series 1997 4B, 1%, VRDN (b)(e)	2,000,000	2,000,000
Series 4, 0.9%, VRDN (b)	4,400,000	4,400,000
		30,240,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 4.4%
Fidelity Municipal Cash Central Fund, 0.93% (c)(d)	48,580,300	$ 48,580,300
TOTAL INVESTMENT PORTFOLIO - 96.3%		1,071,662,102
NET OTHER ASSETS - 3.7%		40,898,356
NET ASSETS - 100%		$ 1,112,560,458
Total Cost for Income Tax Purposes $ 1,071,662,102
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Monroe County Arpt. Auth. Arpt. Rev. Bonds Series Putters 123, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	10/6/99	$ 3,365,000
New York State Dorm. Auth. Revs. Bonds Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	8/5/02	$ 5,200,000
Port Auth. of New York & New Jersey Bonds Series MS 766, 1.3%, tender 12/18/03 (Liquidity Facility Morgan Stanley)	12/18/02	$ 4,245,000
Port Auth. of New York & New Jersey Bonds Series PA 1038R, 1.05%, tender 12/11/03 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/3/03	$ 4,995,000
Port Auth. of New York & New Jersey Series 1991 3, 0.9%, VRDN	6/18/91	$ 9,800,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,605,000 or 2.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 1,071,662,102
Cash		42,387,955
Receivable for fund shares sold		2,903,341
Interest receivable		4,027,300
Receivable from investment adviser for expense reductions		21,289
Other receivables		36,225
Total assets		1,121,038,212

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 8,038,960
Distributions payable	37,075
Accrued management fee	399,477
Other payables and accrued expenses	2,242
Total liabilities		8,477,754

Net Assets		$ 1,112,560,458
Net Assets consist of:
Paid in capital		$ 1,112,475,103
Accumulated net realized gain (loss) on investments		85,355
Net Assets, for 1,112,275,837 shares outstanding		$ 1,112,560,458
Net Asset Value, offering price and redemption price per share ($1,112,560,458 ÷ 1,112,275,837 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 6,791,135

Expenses
Management fee	$ 2,459,746
Non-interested trustees' compensation	2,408
Total expenses before reductions	2,462,154
Expense reductions	(263,210)	2,198,944
Net investment income		4,592,191
Net realized gain (loss) on investment securities		91,613
Net increase in net assets resulting from operations		$ 4,683,804

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,592,191	$ 11,442,286
Net realized gain (loss)	91,613	73,515
Net increase (decrease) in net assets resulting from operations	4,683,804	11,515,801
Distributions to shareholders from net investment income	(4,592,191)	(11,442,286)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	258,591,899	748,024,564
Reinvestment of distributions	4,288,291	10,412,595
Cost of shares redeemed	(313,804,081)	(535,487,764)
Net increase (decrease) in net assets and shares resulting from share transactions	(50,923,891)	222,949,395
Total increase (decrease) in net assets	(50,832,278)	223,022,910

Net Assets
Beginning of period	1,163,392,736	940,369,826
End of period	$ 1,112,560,458	$ 1,163,392,736

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.011	.022	.036	.028	.030
Distributions from net investment income	(.004)	(.011)	(.022)	(.036)	(.028)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.40%	1.14%	2.23%	3.68%	2.86%	3.01%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.43%	.48%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.40% A	.40%	.47%	.50%	.50%	.50%
Expenses net of all reductions	.39% A	.37%	.44%	.49%	.50%	.49%
Net investment income	.81% A	1.13%	2.22%	3.62%	2.82%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,112,560	$ 1,163,393	$ 940,370	$ 904,171	$ 809,088	$ 808,483

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/03	% of fund's investments 1/31/03	% of fund's investments 7/31/02
0 - 30	80.2	65.9	68.5
31 - 90	4.7	11.7	8.1
91 - 180	4.5	8.7	8.1
181 - 397	10.6	13.7	15.3
Weighted Average Maturity
	7/31/03	1/31/03	7/31/02
Fidelity New York Municipal Money Market Fund	45 Days	58 Days	66 Days
New York Tax-Free Retail Money Market Funds Average*	47 Days	44 Days	53 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
Variable Rate Demand Notes (VRDNs) 68.3%	Variable Rate Demand Notes (VRDNs) 60.9%
Commercial Paper (including CP Mode) 3.1%	Commercial Paper (including CP Mode) 7.9%
Tender Bonds 1.4%	Tender Bonds 2.9%
Municipal Notes 15.8%	Municipal Notes 23.1%
Fidelity Municipal Cash Central Fund 0.8%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 6.2%	Other Investments 4.8%
Net Other Assets 4.4%	Net Other Assets 0.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.6%
	Principal Amount	Value (Note 1)
New York - 92.4%
Chautauqua County Indl. Dev. Auth. Civic Facilities Rev. Series 2000 A, 0.9%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 4,410,000	$ 4,410,000
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 1.05%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	1,420,000	1,420,000
(Mmars 2nd Prog. Trayer, Inc. Proj.) Series A, 0.9%, LOC HSBC Bank USA, VRDN (b)(e)	700,000	700,000
Cold Spring Hbr. Central School District TAN 1.5% 6/30/04	2,500,000	2,512,415
Commack Union Free School District BAN 2% 11/21/03	8,000,000	8,013,771
Deer Park Union Free School District TAN 1.5% 6/30/04	1,500,000	1,507,038
East Irondequoit Central School District BAN 2% 1/7/04	2,912,471	2,921,860
Elwood Union Free School District:
BAN 1% 12/19/03	4,000,000	4,001,052
TAN Series 2003-2004, 1.5% 6/29/04	3,000,000	3,014,021
Grand Island Central School District BAN 2% 10/17/03	8,800,000	8,809,319
Greenburgh Gen. Oblig. BAN 2% 9/30/03	4,000,000	4,005,203
Hempstead Town Gen. Oblig. BAN:
Series A, 2% 2/6/04	27,270,000	27,388,613
Series B, 1.75% 4/16/04	5,075,000	5,098,083
Hilton Central School District BAN 1.25% 10/28/03	7,175,000	7,175,368
Islip Gen. Oblig. BAN:
1.25% 7/16/04	9,000,000	9,029,774
1.5% 7/16/04	2,000,000	2,011,373
Ithaca City Gen. Oblig. BAN:
1.5% 8/6/04 (a)	17,251,930	17,341,985
1.75% 1/16/04	12,600,000	12,631,461
Kenmore-Tonawanda Union Free School District BAN 2% 10/2/03	3,000,000	3,002,509
Levittown Union Free School District BAN 1.25% 10/16/03	2,200,000	2,200,446
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:
Series PA 996, 0.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,245,000	11,245,000
Series ROC II R65, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,200,000	2,200,000
Massapequa Union Free School District TAN 1.5% 6/29/04	10,000,000	10,054,041
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN:
Series EGL 01 3205, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	15,020,000	15,020,000
Series EGL 02 6003, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	7,700,000	7,700,000
Series EGL 02 6007, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	7,140,000	7,140,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN: - continued
Series EGL 98 3203, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 6,700,000	$ 6,700,000
Series EGL 98 3204, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	8,900,000	8,900,000
Series Floaters 01 704, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	34,066,000	34,066,000
Series PA 1098, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,700,000	8,700,000
Series PA 619, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,995,000	6,995,000
Series PA 656, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,225,000	6,225,000
Metro. Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6023, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	12,835,000	12,835,000
Series EGL 02 6028, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	5,145,000	5,145,000
Series FRRI 02 F, 0.9% (Liquidity Facility Bank of New York NA) (b)(g)	4,076,500	4,076,500
Series Merlots 02 A52, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,470,000	5,470,000
Series MS 01 659, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	15,175,000	15,175,000
Series MS 724X, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	6,995,000	6,995,000
Series MSTC 7001, 0.9% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	8,995,000	8,995,000
Series PA 1084, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,665,000	8,665,000
Series PA 1167, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	29,000,000	29,000,000
Series PT 1103, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	16,095,000	16,095,000
Series PT 1466, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,880,000	10,880,000
Series PT 1725, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	7,405,000	7,405,000
Series ROC II R4010, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	5,225,000	5,225,000
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN:
Series EGL 02 6000, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	8,100,000	8,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Metro. Trans. Auth. Svc. Contract Rev. Participating VRDN: - continued
Series MS 01 678, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	$ 30,350,000	$ 30,350,000
Series PT 1439, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	7,350,000	7,350,000
Series PT 1756, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,745,000	5,745,000
Series PT 1836, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,050,000	10,050,000
Metro. Trans. Auth. Transit Facilities Rev.:
Participating VRDN Series Merlots 00 F, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	11,165,000	11,165,000
Series A:
1.1% 8/11/03, LOC ABN-AMRO Bank NV, CP	4,500,000	4,500,000
1.1% 9/8/03, LOC ABN-AMRO Bank NV, CP	8,500,000	8,500,000
Series B, 1.08% 8/12/03, LOC ABN-AMRO Bank NV, CP	10,100,000	10,100,000
Monroe County Arpt. Auth. Arpt. Rev. Bonds Series Putters 123, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	5,600,000	5,600,000
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 0.9%, LOC HSBC Bank USA, VRDN (b)(e)	220,000	220,000
(AJL Manufacturing Proj.) Series 1996 A, 1.05%, LOC Key Bank NA, VRDN (b)(e)	3,335,000	3,335,000
(Flower City Proj.) 1.05%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,825,000	2,825,000
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (CR/PL, Inc. Proj.) Series 1985, 1.6%, LOC Bank One NA, Chicago, VRDN (b)	4,930,000	4,930,000
Nassau County Interim Fin. Auth. Participating VRDN Series SGA 00 108, 0.95% (Liquidity Facility Societe Generale) (b)(g)	26,100,000	26,100,000
New York City Gen. Oblig.:
Bonds:
Series 1995 E, 6.6% 8/1/03	4,800,000	4,800,000
Series 2002 A, 3% 8/1/03	22,815,000	22,815,000
Series 2003 G, 3.5% 8/1/03	26,200,000	26,200,000
Series 2003 H, 3.5% 8/1/03	6,505,000	6,505,000
Series A:
3.5% 11/1/03	2,365,000	2,374,077
3.5% 11/1/03 (Escrowed to Maturity) (f)	1,635,000	1,641,275
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Gen. Oblig.: - continued
Bonds:
Series B:
2% 10/1/03	$ 4,430,000	$ 4,437,320
2% 8/1/04	3,970,000	4,006,136
3% 8/1/03	5,000,000	5,000,000
6.75% 8/15/03	1,390,000	1,392,838
Series C, 3% 8/1/03	30,000,000	30,000,000
Series D, 3% 8/1/03	1,830,000	1,830,000
Series G, 4% 8/1/03	25,300,000	25,300,000
Series I, 6% 3/15/04	1,500,000	1,544,157
Participating VRDN:
Series EGL 03 0016, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	14,850,000	14,850,000
Series EGL 94 C3, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	4,340,000	4,340,000
Series MS 00 394, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	6,915,000	6,915,000
Series MS 01 525, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	720,000	720,000
Series ROC II R22, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	7,385,000	7,385,000
Series SGB 35, 0.9% (Liquidity Facility Societe Generale) (b)(g)	9,200,000	9,200,000
Series 1994 E5, 0.87%, LOC JPMorgan Chase Bank, VRDN (b)	1,400,000	1,400,000
Series 2002 A7, 0.91% (AMBAC Insured), VRDN (b)	10,200,000	10,200,000
Series A10, 0.91%, LOC JPMorgan Chase Bank, VRDN (b)	2,935,000	2,935,000
Series H3, 0.85% (FSA Insured), VRDN (b)	4,200,000	4,200,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (90 Washington Street Proj.) 0.87%, LOC Key Bank NA, VRDN (b)	14,000,000	14,000,000
New York City Hsg. Dev. Corp. Multi-family Rev. (West 55th Street Dev. Proj.) 0.94%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	14,900,000	14,900,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.9%, LOC JPMorgan Chase Bank, VRDN (b)	4,600,000	4,600,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Air Express Int'l. Corp. Proj.) Series 1997, 0.89%, LOC Wachovia Bank NA, VRDN (b)(e)	9,000,000	9,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Bonds 4% 6/15/04 (Escrowed to Maturity) (f)	9,000,000	9,239,509
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series EGL 3207, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 13,900,000	$ 13,900,000
Series Merlots 00 DDD, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,955,000	7,955,000
Series MS 01 599, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	9,835,000	9,835,000
Series MS 01 687, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	18,860,000	18,860,000
Series MS 726X, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	18,995,000	18,995,000
Series PA 1022, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	24,625,000	24,625,000
Series PA 921, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	17,300,000	17,300,000
Series PA 960, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	20,000,000	20,000,000
Series Putters 198, 0.88% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	4,995,000	4,995,000
Series ROC II R1015, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	10,490,000	10,490,000
Series SGB 25, 0.88% (Liquidity Facility Societe Generale) (b)(g)	49,900,000	49,900,000
Series 1:
0.8% 8/1/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	4,000,000	4,000,000
1.05% 8/8/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	28,300,000	28,300,000
Series 2000 C, 0.91% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	6,500,000	6,500,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 00 3203, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000,000	7,000,000
Series EGL 00 3206, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	13,000,000	13,000,000
Series EGL 01 3202, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	3,300,000	3,300,000
Series Merlots 99 G, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	22,695,000	22,695,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Participating VRDN:
Series Merlots A40, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	$ 24,135,000	$ 24,135,000
Series Merlots B35, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,000,000	7,000,000
Series MS 00 433, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	750,000	750,000
Series MS 8099, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	12,000,000	12,000,000
Series PA 1114, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,745,000	3,745,000
Series PA 536, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,445,000	6,445,000
Series PA 618, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,995,000	6,995,000
Series PT 1399, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	19,490,000	19,490,000
Series PT 1717, 0.88% (Liquidity Facility WestLB AG) (b)(g)	5,400,000	5,400,000
Series PT 1761, 0.88% (Liquidity Facility WestLB AG) (b)(g)	5,410,000	5,410,000
Series PT 1814, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,370,000	5,370,000
Series PT 1839, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	14,000,000	14,000,000
Series PT 1864, 0.88% (Liquidity Facility BNP Paribas SA) (b)(g)	18,840,000	18,840,000
Series PT 647, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	33,675,000	33,675,000
Series PT 751, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,995,000	9,995,000
Series Putters 129, 0.88% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	12,905,000	12,905,000
Series ROC II R1039, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	5,865,000	5,865,000
Series ROC II R2019, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	10,685,000	10,685,000
Series ROC II R3003, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	6,750,000	6,750,000
BAN 2.5% 11/6/03	59,700,000	59,858,574
Series 2003 2A, 0.87% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	14,500,000	14,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 2B, 0.85% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 26,700,000	$ 26,700,000
Series 2003 3H, 0.85% (Liquidity Facility Bank of New York NA), VRDN (b)	19,744,000	19,744,000
New York City Trust Cultural Resources Rev. Participating VRDN Series MS 01 596, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	3,300,000	3,300,000
New York State Dorm. Auth. Revs.:
Bonds:
(State Univ. Edl. Facilities Proj.) Series A, 5.4% 5/15/04	3,000,000	3,102,054
Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley) (b)(g)(h)	13,670,000	13,670,000
Participating VRDN:
Series EGL 03 0002, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	4,720,000	4,720,000
Series FRRI 02 L25J, 0.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)	41,475,000	41,475,000
Series Merlots 00 G, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	15,620,000	15,620,000
Series Merlots 00 X, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	8,500,000	8,500,000
Series Merlots 01 A30, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,990,000	2,990,000
Series Merlots 02 A56, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	58,685,000	58,685,000
Series MS 01 600, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	24,775,000	24,775,000
Series MS 01 769, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	10,975,000	10,975,000
Series MS 01 807, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	7,450,000	7,450,000
Series MS 831, 0.88% (Liquidity Facility Morgan Stanley) (b)(g)	11,630,000	11,630,000
Series SGA 01 132, 0.9% (Liquidity Facility Societe Generale) (b)(g)	2,000,000	2,000,000
(Mental Health Svcs. Facilities Proj.) Sub Series 2003 D2D, 0.8% (AMBAC Insured), VRDN (b)	20,700,000	20,700,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
Bonds (New York State Elec. & Gas Corp. Proj.) Series 1985 D, 1.8%, tender 12/1/03, LOC Fleet Nat'l. Bank (b)	16,400,000	16,409,500
Participating VRDN:
Series EGL 94 3206, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	14,850,000	14,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.: - continued
Participating VRDN:
Series MS 181, 0.91% (Liquidity Facility Morgan Stanley) (b)(e)(g)	$ 6,870,000	$ 6,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Participating VRDN:
Series EGG 03 0010, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	8,250,000	8,250,000
Series MS 01 652, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	32,020,000	32,020,000
Series MS 731, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	12,300,000	12,300,000
Series ROC II R164, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	12,815,000	12,815,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. Participating VRDN Series EGL 94 3202, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	10,000,000	10,000,000
New York State Gen. Oblig. Bonds:
(Envir. Quality 1986 Proj.) 0.85% tender 8/8/03, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Hessen-Thuringen, CP mode	10,000,000	10,000,000
Series 2003 D, 1.5% 6/15/04	8,295,000	8,335,847
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series PA 1153, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,385,000	6,385,000
New York State Hsg. Fin. Agcy. Rev.:
(1500 Lexington Ave. Hsg. Proj.) Series 2002 A, 0.95%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	20,300,000	20,300,000
(360 West 43rd Street Hsg. Proj.) Series A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 0.88%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	15,900,000	15,900,000
(Baltimore Tower Hsg. Proj.) Series A, 0.85%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	7,400,000	7,400,000
(Lakeview Homes II Hsg. Proj.) 0.9%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	3,000,000	3,000,000
(Saville Hsg. Proj.) Series 2002 A, 0.83%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	17,100,000	17,100,000
(South Cove Plaza Proj.) Series A, 0.9%, LOC Freddie Mac, VRDN (b)(e)	6,205,000	6,205,000
(Theatre Row Tower Hsg. Proj.) Series 2000 A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	15,100,000	15,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Hsg. Fin. Agcy. Rev.: - continued
(Victory Hsg. Proj.):
Series 2000 A, 0.9%, LOC Key Bank NA, VRDN (b)(e)	$ 16,000,000	$ 16,000,000
Series 2001 A, 0.9%, LOC Key Bank NA, VRDN (b)(e)	34,000,000	34,000,000
Series 2002 A, 0.9%, LOC Key Bank NA, VRDN (b)(e)	22,000,000	22,000,000
(West 23rd Street Hsg. Proj.) Series A, 0.88%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	19,500,000	19,500,000
(Worth Street Hsg. Proj.):
Series 2001 A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	10,000,000	10,000,000
Series A, 1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	28,300,000	28,300,000
Series 2000 A, 0.88%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	20,500,000	20,500,000
New York State Mtg. Agcy. Rev. Participating VRDN:
Series Merlots 00 A33, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,535,000	5,535,000
Series Merlots 00 B, 0.94% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	12,140,000	12,140,000
Series Merlots 00 B3, 0.94% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	785,000	785,000
Series Merlots 00 PP, 0.94% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	10,060,000	10,060,000
Series Merlots 97 J, 0.94% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	13,845,000	13,845,000
Series MSTC 00 89, 0.98% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)(g)	4,020,000	4,020,000
Series PA 29, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	6,000,000	6,000,000
Series PA 691R, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,990,000	9,990,000
Series PT 1204, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,185,000	4,185,000
Series PT 15A, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,275,000	4,275,000
Series Putters 196, 0.91% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	6,820,000	6,820,000
Series ROC II R172, 0.92% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(g)	4,955,000	4,955,000
Series ROC II R181, 0.92% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(g)	6,000,000	6,000,000
Series ROC II R97, 0.92% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(g)	6,145,000	6,145,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1:
0.85% 9/9/03, CP	$ 3,300,000	$ 3,300,000
1.1% 8/13/03, CP	16,500,000	16,500,000
New York State Thruway Auth. Gen. Rev.:
Participating VRDN Series SGA 66, 0.9% (Liquidity Facility Societe Generale) (b)(g)	18,900,000	18,900,000
BAN 1.125% 3/25/04	28,100,000	28,102,267
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Bonds Series B, 1.5% 4/1/04	14,900,000	14,965,860
Participating VRDN:
Series MS 00 368, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	3,500,000	3,500,000
Series MS 832, 0.88% (Liquidity Facility Morgan Stanley) (b)(g)	10,935,000	10,935,000
Series MSTC 9045, 0.95% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	7,190,000	7,190,000
Series ROC II R198, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	7,495,000	7,495,000
Series ROC II R4506, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	1,805,000	1,805,000
Series ROC II R4507, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	6,250,000	6,250,000
Series ROC II R5012, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	3,085,000	3,085,000
New York State Thruway Auth. Svc. Contract Rev. Participating VRDN Series EGL 00 3208, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	9,950,000	9,950,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Merlots 00 N, 0.89% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,300,000	5,300,000
Niagara Frontier Trans. Auth. Arpt. Rev. Bonds Series Putters 121, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)(h)	3,495,000	3,495,000
Niskayuna Central School District BAN 1.15% 10/23/03	8,613,000	8,613,942
North Colonie Central School District BAN 2.25% 9/26/03	10,000,000	10,011,323
Northport-East Northport Union Free School District BAN:
Series A, 1.75% 4/30/04	14,000,000	14,061,925
Series B, 1.25% 10/30/03	2,000,000	2,000,728
Oyster Bay-East Norwich Central School District TAN 1.5% 6/29/04 (a)	4,000,000	4,019,950
Pittsford Central School District BAN 1.5% 4/2/04	8,200,000	8,221,691
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Port Washington Union Free School District:
BAN:
1.25% 7/8/04	$ 2,675,000	$ 2,682,924
2% 12/4/03	5,500,000	5,513,013
2.25% 12/4/03	6,000,000	6,019,265
TAN 1.5% 6/24/04	10,000,000	10,053,207
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.94%, LOC European American Bank Uniondale, VRDN (b)(e)	2,930,000	2,930,000
Rochester Gen. Oblig. BAN Series II, 2.25% 10/23/03	28,400,000	28,438,402
Rockville Ctr. Union Free School District TAN 1.5% 6/29/04	6,700,000	6,733,169
Roslyn Union Free School District TAN 1.25% 6/25/04	5,000,000	5,017,805
Sachem Central School District of Holbrook BAN 1.5% 7/22/04	10,010,000	10,061,019
Saint Lawrence County Indl. Dev. Auth. Envir. Facilities (Aluminum Co. of America Proj.) Series 1998 A, 1.3%, VRDN (b)(e)	6,600,000	6,600,000
Smithtown Central School District TAN:
1.5% 6/29/04 (a)	4,000,000	4,019,480
1.75% 6/29/04 (a)	5,000,000	5,035,450
South Huntington Union Free School District TAN 1.5% 6/30/04	17,000,000	17,092,188
Suffolk County Gen. Oblig. TAN 2.25% 9/9/03	18,000,000	18,014,201
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven Ctr. of Hope Proj.) Series 1997 A, 0.95%, LOC Key Bank NA, VRDN (b)	1,730,000	1,730,000
Syosset Central School District:
BAN 1.1% 7/16/04	7,500,000	7,514,201
TAN 1.1% 6/29/04	18,000,000	18,032,314
Syracuse Gen. Oblig. RAN Series B, 1.75% 6/30/04, LOC Bank of New York NA	14,300,000	14,405,895
Tobacco Settlement Fing. Corp. Participating VRDN:
Series ROCS RR II R4508, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	5,800,000	5,800,000
Series ROCS RR II R5006, 0.9% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	3,350,000	3,350,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6011, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	7,200,000	7,200,000
Series EGL 02 6024, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	13,690,000	13,690,000
Series EGL 03 0004 Class A, 0.88% (Liquidity Facility Citibank NA, New York) (b)(g)	10,700,000	10,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN: - continued
Series MS 01 598, 0.87% (Liquidity Facility Morgan Stanley) (b)(g)	$ 7,190,000	$ 7,190,000
Series PA 1070, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	15,995,000	15,995,000
Series PA 1074, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	17,400,000	17,400,000
Series PA 956, 0.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,000,000	5,000,000
Series PT 1608, 0.88% (Liquidity Facility WestLB AG) (b)(g)	4,885,000	4,885,000
Series ROC II R1008, 0.88% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	7,645,000	7,645,000
Series SGB 43, 0.88% (Liquidity Facility Societe Generale) (b)(g)	13,650,000	13,650,000
West Irondequoit Central School District BAN 2% 9/3/03	19,850,000	19,859,189
Wyoming County Indl. Dev. Agcy. Indl. Dev. Rev. (American Precision Proj.) Series 1988 A, 0.9%, LOC HSBC Bank USA, VRDN (b)(e)	100,000	100,000
		2,590,555,527
New York & New Jersey - 2.4%
Port Auth. New York & New Jersey Spl. Oblig. Rev. Series 3, 0.86%, VRDN (b)	13,200,000	13,200,000
Port Auth. of New York & New Jersey:
Series 1996 4, 0.9%, VRDN (b)	4,200,000	4,200,000
Series 1997 1C, 0.9%, VRDN (b)	3,800,000	3,800,000
Series 1997 1D, 0.9%, VRDN (b)	4,500,000	4,500,000
Series 1997 2, 1%, VRDN (b)(e)	1,600,000	1,600,000
Series 1997 3A, 0.9%, VRDN (b)	10,200,000	10,200,000
Series 1997 3B, 0.9%, VRDN (b)	8,300,000	8,300,000
Series 1997 4A, 1%, VRDN (b)(e)	2,300,000	2,300,000
Series 2001 2, 1%, VRDN (b)(e)	11,500,000	11,500,000
Series 3, 0.9%, VRDN (b)	6,600,000	6,600,000
		66,200,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 0.8%
Fidelity Municipal Cash Central Fund, 0.93% (c)(d)	23,168,300	$ 23,168,300
TOTAL INVESTMENT PORTFOLIO - 95.6%		2,679,923,827
NET OTHER ASSETS - 4.4%		123,787,674
NET ASSETS - 100%		$ 2,803,711,501
Total Cost for Income Tax Purposes $ 2,679,923,827
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Monroe County Arpt. Auth. Arpt. Rev. Bonds Series Putters 123, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	7/24/01	$ 5,600,000
New York State Dorm. Auth. Revs. Bonds Series MSDW 00 305, 1.65%, tender 8/7/03 (Liquidity Facility Morgan Stanley)	8/5/02	$ 13,670,000
Niagara Frontier Trans. Auth. Arpt. Rev. Bonds Series Putters 121, 1.03%, tender 7/15/04 (Liquidity Facility JPMorgan Chase Bank)	9/22/99 - 1/4/02	$ 3,495,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,765,000 or 0.8% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,679,923,827
Cash		122,046,886
Receivable for fund shares sold		39,560,288
Interest receivable		10,325,680
Other receivables		90,442
Total assets		2,851,947,123

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 30,416,865
Payable for fund shares redeemed	16,611,213
Distributions payable	14,992
Accrued management fee	876,730
Other payables and accrued expenses	315,822
Total liabilities		48,235,622

Net Assets		$ 2,803,711,501
Net Assets consist of:
Paid in capital		$ 2,803,583,511
Accumulated net realized gain (loss) on investments		127,990
Net Assets, for 2,802,896,333 shares outstanding		$ 2,803,711,501
Net Asset Value, offering price and redemption price per share ($2,803,711,501 ÷ 2,802,896,333 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New York Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 16,645,539

Expenses
Management fee	$ 5,326,470
Transfer agent fees	1,555,256
Accounting fees and expenses	144,136
Non-interested trustees' compensation	5,774
Custodian fees and expenses	22,749
Registration fees	18,236
Audit	35,558
Legal	10,140
Miscellaneous	2,233
Total expenses before reductions	7,120,552
Expense reductions	(176,098)	6,944,454
Net investment income		9,701,085
Net realized gain (loss) on investment securities		141,959
Net increase in net assets resulting from operations		$ 9,843,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,701,085	$ 26,166,771
Net realized gain (loss)	141,959	216,566
Net increase (decrease) in net assets resulting from operations	9,843,044	26,383,337
Distributions to shareholders from net investment income	(9,701,085)	(26,166,771)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,004,051,691	5,887,153,586
Reinvestment of distributions	9,605,975	25,876,177
Cost of shares redeemed	(2,954,837,725)	(5,633,999,080)
Net increase (decrease) in net assets and shares resulting from share transactions	58,819,941	279,030,683
Total increase (decrease) in net assets	58,961,900	279,247,249

Net Assets
Beginning of period	2,744,749,601	2,465,502,352
End of period	$ 2,803,711,501	$ 2,744,749,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.010	.021	.035	.027	.029
Distributions from net investment income	(.003)	(.010)	(.021)	(.035)	(.027)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.35%	1.02%	2.14%	3.61%	2.78%	2.91%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.51%	.52%	.54%	.56%	.58%
Expenses net of voluntary waivers, if any	.51% A	.51%	.52%	.54%	.56%	.58%
Expenses net of all reductions	.50% A	.48%	.48%	.53%	.56%	.58%
Net investment income	.70% A	1.01%	2.09%	3.55%	2.75%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,803,712	$ 2,744,750	$ 2,465,502	$ 1,953,480	$ 1,565,236	$ 1,256,404

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity New York Municipal Money Market Fund and Spartan New York Municipal Money Market Fund (the funds) are funds of Fidelity New York Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide Fidelity New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan New York Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Semiannual Report

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity New York Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New York Municipal Money Market Fund	$ 21,869
Fidelity New York Municipal Money Market Fund	$ 23,907

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New York Municipal Money Market Fund	.40%	$ 193,594

Semiannual Report

4. Expense Reductions - continued

In addition, through arrangements with Fidelity New York Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity New York Municipal Money Market Fund	$ 19,471	$ 156,627

In addition, through an arrangement with Spartan New York Municipal Money Market Fund's custodian and transfer agent, $69,616 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

5. Other Information.

At the end of the period, certain unaffiliated shareholders were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Spartan New York Municipal Money Market Fund	1	11

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NYS-USAN-0903
1.789294.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2003